Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Components of Income Before Income Taxes and Equity

The components of income (loss) before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2013	2014	2015
Income (loss) before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(16,721)	(29,581)	(4,516)
Foreign subsidiaries	15,428	(5,920)	23,375

	¥(1,293)	(35,501)	18,859

Components of Provision (Benefit)

	Yen (Millions)
	2013	2014	2015
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥411	248	343
Foreign subsidiaries	1,243	2,027	2,521
Deferred:
The Company and domestic subsidiaries	(272)	545	(60)
Foreign subsidiaries	1,111	(2,759)	3,107

	¥2,493	61	5,911

Reconciliation of Statutory and Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2013	2014	2015
Statutory rates for expense (benefit)	(37.8)%	(37.7)%	35.4%
Effects on income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(319.8)	8.6	(19.4)
Tax credits	(176.5)	15.8	9.4
Expenses not deductible for tax purposes	11.3	0.5	4.3
Expiration of stock options	16.6	0.1	0.1
Undistributed earnings of foreign subsidiaries	(6.0)	0.2	(0.4)
Change in valuation allowance	704.3	10.5	(29.0)
Effect of enacted changes in tax laws and rates on Japanese tax	—	3.7	28.9
Other, net	0.7	(1.5)	2.0

	192.8%	0.2%	31.3%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2014 and 2015 were presented below.

	Yen (Millions)
	2014	2015
Deferred tax assets:
Inventories	¥3,708	3,090
Accrued warranty expenses	474	497
Accrued pension and severance costs	9,455	10,817
Accrued expenses	1,001	1,823
Research and development expenses capitalized for tax purposes	2,381	2,554
Operating loss carryforwards	49,097	40,378
Property, plant and equipment	3,614	2,906
Tax credits	2,368	522
Other	1,924	2,531

Total gross deferred tax assets	74,022	65,118
Less valuation allowance	(62,834)	(55,522)

Net deferred tax assets	11,188	9,596

Deferred tax liabilities:
Intangible assets	(567)	(420)
Net unrealized gains on marketable securities	(316)	(143)
Undistributed earnings of foreign subsidiaries	(769)	(686)
Other	(157)	(157)

Total gross deferred tax liabilities	(1,809)	(1,406)

Net deferred tax assets (liabilities)	¥9,379	8,190

Schedule of Changes in Valuation Allowance

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2013	2014	2015
Balance at beginning of year	¥50,188	59,072	62,834
Additions	8,884	3,762	—
Reductions	—	—	7,312

Balance at end of year	¥59,072	62,834	55,522

Unrecognized Tax Benefits

Unrecognized tax benefits for the years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen (Millions)
	2013	2014	2015
Balance at beginning of year	¥1,484	1,418	1,352
Increase for tax positions of previous years	84	84	(9)
Increase for tax positions of current year	0	0	28
Settlements	(58)	0	0
Lapse of the applicable statute of limitations	(248)	(274)	(246)
Translation adjustments	156	124	160

Balance at end of year	1,418	1,352	1,285